Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0000891478
Registrant Name	BANCO SANTANDER, S.A.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES